INCOME TAXES - Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
U.S. income	$ 136.3	$ 69.1	$ 71.9
Foreign income	90.1	142.9	144.7
Income before income taxes	$ 226.4	$ 212.0	$ 216.6